13F-HR
			1
			03/31/08

			0001088875
			7uted$od

			NONE

			Gillian Wright
			+44 131 275 3041
			gillian.wright@bailliegifford.com

			13F-HR
			Form 13F Holding Report
			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington DC 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008
Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.):[ ] is a restatement.
                                 [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name   : Baillie Gifford & Co
Address: Calton Square
	 1 Greenside Row
         EDINBURGH
         EH1 3AN
         SCOTLAND
         UK

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables , are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name  : Andrew Telfer
Title : Partner
Phone : +44 131 275 2755
Signature, Place and Date of Signing: Andrew Telfer, Edinburgh, 19th May 2008


Report type (Check only one.):
[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary :

Number of Other Included Managers:       4

Form 13F Information Table Entry Total : 3

Form 13F Information Table Value Total : $17 034 000


List of Other Included Managers:

No.       13F File Number     Name

01                            Baillie Gifford & Co Limited
02                            Baillie Gifford Overseas Limited
03			      Baillie Gifford Life Limited
04			      Guardian Baillie Gifford Limited

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D Apex Silver Mines Ltd          COM              G04074103     5963   533360 SH       DEFINED 01           533360        0        0
D Apex Silver Mines Ltd          COM              G04074103     8591   768436 SH       DEFINED 02           481531        0   286905
D Apex Silver Mines Ltd          COM              G04074103     2480   221804 SH       DEFINED 04           221804        0        0